PREPAYMENTS AND DEPOSITS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Prepayments And Deposits
PREPAYMENTS AND DEPOSITS

8. PREPAYMENTS AND DEPOSITS

	As of
	March 31, 2023	December 31, 2022

Receivables from sales distributors	$47,243	$43,596
Deposits to suppliers	119,799	147,504
Subtotal	167,042	191,100
Less: Provision for doubtful accounts	-	-
Total	$167,042	$191,100

AGAPE ATP CORPORATION

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

(Currency expressed in United States Dollars (“US$”), except for number of shares)

8. PREPAYMENTS AND DEPOSITS (Continued)

Movements of allowance for doubtful accounts are as follows:

	For the three months ended March 31, 2023	For the year ended December 31, 2022

Beginning balance	$-	$121,095
Addition	-	-
Write off	-	(120,372)
Exchange rate effect	-	(723)
Ending balance	$-	$-

7. PREPAYMENTS AND DEPOSITS

	As of December 31,
	2022	2021
Receivables from sales distributors	$43,596	$115,379
Deposits to suppliers	147,504	301,233
Subtotal	191,100	416,612
Less: Provision for doubtful accounts	-	(121,095)
Total	$191,100	$295,517

Movements of allowance for doubtful accounts are as follows:

	For the years ended December 31,
	2022	2021
Beginning balance	$121,095	$-
Addition	-	121,514
Write off	(120,372)	-
Exchange rate effect	(723)	(419)
Ending balance	$-	$121,095

AGAPE ATP CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)